Condensed Consolidated Statements of Stockholders’ Equity - USD ($)		Total		Common Stock		Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
Beginning balance (in shares) at Dec. 31, 2021	[1]			5,437,000
Beginning balance at Dec. 31, 2021		$ 174,393,000		$ 1,000		$ 178,866,000	$ (4,093,000)	$ (381,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)	[1]			16,000
Stock options exercised and vesting of early exercised options		6,000				6,000
Stock based compensation expense		5,313,000				5,313,000
Issuance of Common Stock for vesting of restricted stock units (in shares)	[1]			40,000
Shares withheld related to net share settlement of stock-based awards (in shares)	[1]			(8,000)
Shares withheld related to net share settlement of stock-based awards		(449,000)				(449,000)
Conversion of convertible notes (in shares)	[1]			69,000
Conversion of convertible notes		2,123,000				2,123,000
Issuance of Common Stock under Standby Equity Purchase Agreement (in shares)	[1]			61,000
Issuance of Common Stock under Standby Equity Purchase Agreement		4,372,000				4,372,000
Net and comprehensive income (loss)		$ (73,683,000)					(73,325,000)	(358,000)
Ending balance (in shares) at Dec. 31, 2022		5,627,000	[2]	5,627,000	[1],[3]
Ending balance at Dec. 31, 2022		$ 112,075,000		$ 1,000		190,231,000	(77,418,000)	(739,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation expense		1,987,000				1,987,000
Issuance of Common Stock for vesting of restricted stock units (in shares)	[3]			53,000
Shares withheld related to net share settlement of stock-based awards (in shares)	[3]			(19,000)
Shares withheld related to net share settlement of stock-based awards		(382,000)				(382,000)
Net and comprehensive income (loss)		(23,929,000)					(24,331,000)	402,000
Ending balance (in shares) at Mar. 31, 2023	[3]			5,661,000
Ending balance at Mar. 31, 2023		$ 89,751,000		$ 1,000		191,836,000	(101,749,000)	(337,000)
Beginning balance (in shares) at Dec. 31, 2022		5,627,000	[2]	5,627,000	[1],[3]
Beginning balance at Dec. 31, 2022		$ 112,075,000		$ 1,000		190,231,000	(77,418,000)	(739,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net and comprehensive income (loss)		(47,226,000)
Ending balance (in shares) at Jun. 30, 2023	[3]			5,826,000
Ending balance at Jun. 30, 2023		$ 69,260,000		$ 1,000		194,642,000	(125,327,000)	(56,000)
Beginning balance (in shares) at Dec. 31, 2022		5,627,000	[2]	5,627,000	[1],[3]
Beginning balance at Dec. 31, 2022		$ 112,075,000		$ 1,000		190,231,000	(77,418,000)	(739,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)		17,037		17,000	[1]
Stock options exercised and vesting of early exercised options		$ 8,000				8,000
Stock based compensation expense		7,863,000				7,863,000
Issuance of Common Stock for vesting of restricted stock units (in shares)	[1]			215,000
Shares withheld related to net share settlement of stock-based awards (in shares)	[1]			(68,000)
Shares withheld related to net share settlement of stock-based awards		(1,060,000)				(1,060,000)
Conversion of convertible notes (in shares)	[1]			12,000
Conversion of convertible notes		212,000				212,000
Issuance of Common Stock under Standby Equity Purchase Agreement (in shares)	[1]			138,000
Issuance of Common Stock under Standby Equity Purchase Agreement		1,201,000				1,201,000
Net and comprehensive income (loss)		$ (75,104,000)					(75,843,000)	739,000
Ending balance (in shares) at Dec. 31, 2023		5,941,000	[2]	5,941,000	[1]
Ending balance at Dec. 31, 2023		$ 45,196,000		$ 1,000		198,456,000	(153,261,000)	0
Beginning balance (in shares) at Mar. 31, 2023	[3]			5,661,000
Beginning balance at Mar. 31, 2023		89,751,000		$ 1,000		191,836,000	(101,749,000)	(337,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)	[3]			15,000
Stock options exercised and vesting of early exercised options		7,000				7,000
Stock based compensation expense		2,037,000				2,037,000
Issuance of Common Stock for vesting of restricted stock units (in shares)	[3]			62,000
Shares withheld related to net share settlement of stock-based awards (in shares)	[3]			(23,000)
Shares withheld related to net share settlement of stock-based awards		(374,000)				(374,000)
Conversion of convertible notes (in shares)	[3]			12,000
Conversion of convertible notes		212,000				212,000
Issuance of Common Stock under Standby Equity Purchase Agreement (in shares)	[3]			99,000
Issuance of Common Stock under Standby Equity Purchase Agreement		924,000				924,000
Net and comprehensive income (loss)		(23,297,000)					(23,578,000)	281,000
Ending balance (in shares) at Jun. 30, 2023	[3]			5,826,000
Ending balance at Jun. 30, 2023		$ 69,260,000		$ 1,000		194,642,000	(125,327,000)	(56,000)
Beginning balance (in shares) at Dec. 31, 2023		5,941,000	[2]	5,941,000	[1]
Beginning balance at Dec. 31, 2023		$ 45,196,000		$ 1,000		198,456,000	(153,261,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)		20,659		21,000
Stock based compensation expense		$ 1,968,000				1,968,000
Issuance of Common Stock for vesting of restricted stock units (in shares)				30,000
Shares withheld related to net share settlement of stock-based awards (in shares)				(14,000)
Shares withheld related to net share settlement of stock-based awards		(258,000)				(258,000)
Issuance of common stock for ElectraMeccanica acquisition (in shares)				1,766,000
Issuance of common stock for ElectraMeccanica acquisition		31,856,000				31,856,000
Issuance of Common Stock under Standby Equity Purchase Agreement (in shares)				6,000
Issuance of Common Stock under Standby Equity Purchase Agreement		47,000				47,000
Net and comprehensive income (loss)		(11,003,000)					(11,003,000)
Ending balance (in shares) at Mar. 31, 2024				7,750,000
Ending balance at Mar. 31, 2024		$ 67,806,000		$ 1,000		232,069,000	(164,264,000)	0
Beginning balance (in shares) at Dec. 31, 2023		5,941,000	[2]	5,941,000	[1]
Beginning balance at Dec. 31, 2023		$ 45,196,000		$ 1,000		198,456,000	(153,261,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net and comprehensive income (loss)		$ (20,666,000)
Ending balance (in shares) at Jun. 30, 2024		7,891,000		7,891,000
Ending balance at Jun. 30, 2024		$ 59,224,000		$ 1,000		233,150,000	(173,927,000)	0
Beginning balance (in shares) at Mar. 31, 2024				7,750,000
Beginning balance at Mar. 31, 2024		$ 67,806,000		$ 1,000		232,069,000	(164,264,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)		16
Stock options exercised and vesting of early exercised options		$ 10,000				10,000
Stock based compensation expense		1,634,000				1,634,000
Issuance of Common Stock for vesting of restricted stock units (in shares)				224,000
Shares withheld related to net share settlement of stock-based awards (in shares)				(83,000)
Shares withheld related to net share settlement of stock-based awards		(563,000)				(563,000)
Net and comprehensive income (loss)		$ (9,663,000)					(9,663,000)	0
Ending balance (in shares) at Jun. 30, 2024		7,891,000		7,891,000
Ending balance at Jun. 30, 2024		$ 59,224,000		$ 1,000		$ 233,150,000	$ (173,927,000)	$ 0

[1]	Shares have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.
[2]	Shares have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.
[3]	Shares have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.